A summary of status of the Company's unvested stock options (Tables)	9 Months Ended
Dec. 31, 2012
A summary of status of the Company's unvested stock options
A summary of status of the Company's unvested stock options

A summary of status of the Company’s unvested stock options as of December 31, 2012 under all plans is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Unvested at March 31, 2012	200,000	$0.50	$0.29
Granted	-	-	-
Vested	-	-	-
Unvested at December 31, 2012	200,000	$0.50	$0.29